Condensed Consolidating Financial Information - Statements of Cash Flows (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Divestment sale of businesses, cash disposed of	$ 57.5